Significant transactions (Details) - USD ($) $ in Millions							6 Months Ended
	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jan. 15, 2025	Oct. 17, 2024	Jul. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill							$ 9,181		$ 8,946
Cash paid for the acquisition							$ 568	$ 0
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Ownership percentage in subsidiary	99.00%
Ownership percentage in subsidiary on a fully diluted basis	85.00%						91.20%
Ownership percentage in subsidiary held by non-controlling interests on a fully diluted basis	15.00%						8.80%
Divestment of product rights and out-licensing in China
Disclosure of detailed information about business combination [line items]
Up-front consideration					$ 116
Up-front consideration (in percentage)					16.70%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Investment ownership percentage		40.30%
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Investment ownership percentage				8.80%
Ownership percentage in subsidiary			100.00%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired	58.70%
Total acquisition date fair value of consideration	$ 486
Previously-held commercialization rights in intangible assets	36
Cash paid at closing	522						$ 522
Goodwill	140						$ 140
Cash paid for the acquisition	$ 496
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired			91.20%
Total acquisition date fair value of consideration			$ 123
Cash paid at closing			78
Goodwill			90
Cash paid for the acquisition			$ 72
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired						100.00%
Goodwill						$ 20
Cash paid for the acquisition						$ 61